Disposal of Nicaraguan Group	12 Months Ended
Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disposal of Nicaraguan Group
Disposal of Nicaraguan Group

Gain on disposal of Nicaraguan Group

On October 15, 2019, the Company completed the sale of El Limon Mine, La Libertad Mine and other additional concessions in Nicaragua (collectively, the "Nicaraguan Group") to Calibre Mining Corp. ("Calibre") for consideration measured at $116 million (net of transaction costs), including settlement for certain working capital items. The measurement of the consideration is as follows:

•	$40 million received in cash upon the closing of the transaction;

•	$40 million in the form of 87,986,666 shares in Calibre (valued at Cdn. $0.60 per share using a foreign exchange rate of Cdn. $1.32 to $1) issued upon closing;

•	$10 million deferred consideration payable one year from closing in either cash or shares measured at $9 million after discounting using the Company's estimate of Calibre's borrowing rate of 9.75%;

•
$10 million in a 2 years convertible debenture bearing interest at 2% per annum, convertible at the option of B2Gold at a conversion price equal to Cdn. $0.75. The debenture is also convertible at the option of Calibre at a conversion price equal to Cdn. $0.81 providing the ten day volume-weighted average share price of Calibre shares is above the conversion price. In either scenario, the number of shares to be issued is adjusted based on the US $ / Cdn. $ exchange rate on the conversion date. The Company determined that the fair value of the debenture is equal to its face value; and

•
$18 million for the working capital settlement, $13 million received 15 business days after closing and $5 million ($5 million after discounting at the estimated borrowing rate of 9.75%) payable one year from closing. The working capital payment covers local cash, the book value of accounts receivable and prepaid expenses and the fair value of in-circuit, dore and bullion inventory.

The gain on the disposal of the Nicaraguan Group was $40 million, as outlined below:

$

Proceeds from sale:
Cash consideration, received upon closing	40,000
Common shares of Calibre, issued upon closing	39,997
Cash consideration, one year from closing discounted at 9.75%	9,112
Convertible debenture	10,000
Working capital settlement, receivable portion discounted at 9.75%	17,867
Transaction costs	(1,303)
Total proceeds from sale, net of transaction costs	115,673

Total assets sold	165,751
Total liabilities sold	(90,207)
Net assets sold	75,544

Gain on sale of Nicaraguan Group	40,129

Upon the closing of the transaction, the Company owned approximately 30.1% of the outstanding common shares of Calibre. In November 2019, Calibre exercised its right to redeem, in common shares, the outstanding principal amount owing pursuant to the convertible debenture issued as part of the purchase consideration. Accordingly, the Company received an additional 17,618,667 common shares of Calibre, thereby increasing the Company's ownership interest to approximately 33.8% of the outstanding common shares of Calibre as at December 31, 2019 (Note 10).
Operating results of Nicaraguan Group

In accordance with IFRS 5, Non-current assets held for sale and discontinued operations, the Nicaraguan Group has been accounted for as a discontinued operation for the years ended December 31, 2019 and 2018. The results of the Nicaraguan Group for the period to the date of sale, as well as the restated comparative year, have been presented as discontinued operations in the Consolidated Statement of Operations and the Consolidated Statement of Cash Flows. The following outlines the operating results of the Nicaraguan Group for the period ended October 14, 2019 and year-ended December 31, 2018:

	2019	2018
	$	$

Gold revenue	162,010	173,637

Cost of sales
Production costs	(111,403)	(125,257)
Depreciation and depletion	(17,685)	(58,231)
Royalties and production taxes	(5,727)	(6,214)
Total cost of sales	(134,815)	(189,702)

Gross profit (loss)	27,195	(16,065)

General and administrative	(3,237)	(4,845)
Share-based payments	(1,827)	(3,380)
Impairment of long-lived assets, net	—	(37,167)
Write-off of mineral property interests	—	(4,780)
Provision for non-recoverable input taxes	(173)	(2,464)
Community relations	(1,574)	(2,641)
Foreign exchange losses	(1,107)	(82)
Other	(334)	(2,031)
Operating income (loss)	18,943	(73,455)

Interest and financing expense	(872)	(1,109)
Other	170	149
Income (loss) before taxes	18,241	(74,415)

Current income tax, withholding and other taxes expense	(7,995)	(5,263)
Deferred income tax expense	(3,264)	(9,968)
Net income (loss) from discontinued operations	6,982	(89,646)